UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08226

Templeton Global Investment Trust

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

 (Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500

Date of fiscal year end: 12/31

Date of reporting period: 9/30/17

Item 1. Schedule of Investments.

	TEMPLETON GLOBAL INVESTMENT TRUST

Statement of Investments, September 30, 2017 (unaudited)
Templeton Emerging Markets Balanced Fund
		Shares/
	Industry	Warrants	Value
Common Stocks and Other Equity Interests 51.7%
Belgium 0.3%
Anheuser-Busch InBev SA/NV	Beverages	839	$100,429
Brazil 1.3%
[a] B2W Cia Digital	Internet & Direct Marketing Retail	12,800	85,510
B3 SA - Brasil Bolsa Balcao	Capital Markets	29,600	224,026
M Dias Branco SA	Food Products	8,100	127,217
Mahle-Metal Leve SA	Auto Components	10,300	64,773
			501,526
Cambodia 0.4%
NagaCorp Ltd	Hotels, Restaurants & Leisure	260,000	157,764
China 12.7%
[a] Alibaba Group Holding Ltd., ADR	Internet Software & Services	4,830	834,189
BAIC Motor Corp. Ltd., H	Automobiles	105,500	100,076
[a] Baidu Inc., ADR	Internet Software & Services	794	196,666
Bloomage Biotechnology Corp. Ltd	Chemicals	53,700	107,377
Brilliance China Automotive Holdings Ltd	Automobiles	588,600	1,567,259
China Petroleum & Chemical Corp., H	Oil, Gas & Consumable Fuels	262,000	196,207
CNOOC Ltd	Oil, Gas & Consumable Fuels	214,900	277,303
NetEase Inc., ADR	Internet Software & Services	462	121,880
Ping An Bank Co. Ltd., A	Banks	141,700	236,614
Ping An Insurance Group Co. of China Ltd., A	Insurance	43,306	352,520
Poly Culture Group Corp. Ltd., H.	Media	17,600	42,087
Tencent Holdings Ltd	Internet Software & Services	14,800	636,967
Uni-President China Holdings Ltd	Food Products	148,000	145,695
Weifu High-Technology Co. Ltd., B	Auto Components	28,126	64,773
			4,879,613
Czech Republic 0.3%
Moneta Money Bank AS	Banks	28,942	101,886
Hong Kong 0.8%
MGM China Holdings Ltd	Hotels, Restaurants & Leisure	76,000	182,128
Sands China Ltd	Hotels, Restaurants & Leisure	21,600	112,401
			294,529
Hungary 0.8%
Richter Gedeon Nyrt	Pharmaceuticals	12,080	300,019
India 1.8%
ICICI Bank Ltd., ADR	Banks	63,470	543,303
Infosys Ltd., ADR	IT Services	4,370	63,758
[a] Tata Motors Ltd., ADR	Automobiles	2,798	87,494
			694,555
Indonesia 2.3%
Astra International Tbk PT	Automobiles	763,100	447,500
Bank Danamon Indonesia Tbk PT.	Banks	672,600	259,624
Perusahaan Gas Negara (Persero) Tbk PT	Gas Utilities	470,000	54,949
Semen Indonesia (Persero) Tbk PT	Construction Materials	162,000	121,757
			883,830
Kenya 0.3%
Equity Group Holdings Ltd	Banks	264,200	99,843

Quarterly Statement of Investments | See Notes to Statements of Investments. | 1

TEMPLETON GLOBAL INVESTMENT TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Emerging Markets Balanced Fund (continued)
		Shares/
	Industry	Warrants	Value

Common Stocks and Other Equity Interests (continued)
Mexico 0.7%
[a] Corporacion GEO SAB de CV, B.	Household Durables	5,256	$494
[a,b] Corporacion GEO SAB de CV, wts., 12/30/27	Household Durables	8,223	—
Grupo Financiero Santander Mexico SAB de CV,
B, ADR	Banks	18,002	181,640
Nemak SAB de CV	Auto Components	100,021	85,988
			268,122
Nigeria 0.0%†
Nigerian Breweries PLC.	Beverages	12,313	5,556
Pakistan 0.7%
Habib Bank Ltd	Banks	93,900	159,480
United Bank Ltd	Banks	61,000	108,799
			268,279
Peru 0.5%
Compania de Minas Buenaventura SA, ADR	Metals & Mining	16,456	210,472
Russia 3.9%
Gazprom PJSC, ADR	Oil, Gas & Consumable Fuels	5,600	23,464
LUKOIL PJSC, ADR	Oil, Gas & Consumable Fuels	5,850	309,641
[a,c] Mail.Ru Group Ltd., GDR, Reg S	Internet Software & Services	12,720	419,251
Sberbank of Russia PJSC, ADR	Banks	26,604	378,708
[a] Yandex NV, A	Internet Software & Services	10,780	355,201
			1,486,265
Singapore 0.1%
DBS Group Holdings Ltd	Banks	1,456	22,337
South Africa 3.9%
[a,b,d] Edcon Holdings Ltd., F wts., 2/20/49	Specialty Retail	84	—
[a,b,d] Edcon Holdings Ltd., F1 wts., 2/20/49	Specialty Retail	1,503,436	—
[a,b,d] Edcon Holdings Ltd., F2 wts., 2/20/49	Specialty Retail	121,748	—
[a,b,d] Holdco 2, A	Specialty Retail	1,390,834	1,026
[a,b,d] Holdco 2, B	Specialty Retail	437,269	323
Massmart Holdings Ltd	Food & Staples Retailing	21,982	181,007
MTN Group Ltd	Wireless Telecommunication Services	8,961	82,267
Naspers Ltd., N	Media	5,758	1,241,008
Novus Holdings Ltd	Commercial Services & Supplies	1,991	960
			1,506,591
South Korea 10.1%
Daelim Industrial Co. Ltd	Construction & Engineering	2,892	202,262
Fila Korea Ltd	Textiles, Apparel & Luxury Goods	2,587	154,729
Hankook Tire Co. Ltd	Auto Components	1,135	59,659
Hankook Tire Worldwide Co. Ltd	Diversified Financial Services	2,667	50,881
Hanon Systems	Auto Components	16,523	181,779
Hite Jinro Co. Ltd	Beverages	3,640	83,588
Hyundai Development Co-Engineering &
Construction	Construction & Engineering	7,380	230,043
iMarketkorea Inc	Trading Companies & Distributors	5,050	42,374
Interpark Holdings Corp	Internet & Direct Marketing Retail	10,111	37,609
KT Skylife Co. Ltd	Media	11,724	147,409
Naver Corp	Internet Software & Services	229	148,962
POSCO	Metals & Mining	1,210	334,911
Samsung Electronics Co. Ltd	Technology Hardware, Storage & Peripherals	801	1,793,226

|2

TEMPLETON GLOBAL INVESTMENT TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Emerging Markets Balanced Fund (continued)
		Shares/
	Industry	Warrants	Value

Common Stocks and Other Equity Interests (continued)
South Korea (continued)
SK Hynix Inc	Semiconductors & Semiconductor Equipment	5,180	$374,946
Youngone Corp	Textiles, Apparel & Luxury Goods	1,610	45,828
			3,888,206
Taiwan 5.9%
Catcher Technology Co. Ltd	Technology Hardware, Storage & Peripherals	18,000	167,402
[a] FIT Hon Teng Ltd	Electronic Equipment, Instruments
	& Components	125,100	80,553
Hon Hai Precision Industry Co. Ltd	Electronic Equipment, Instruments
	& Components	126,990	438,963
Largan Precision Co. Ltd	Electronic Equipment, Instruments
	& Components	1,000	175,468
PChome Online Inc	Internet Software & Services	14,000	71,668
Pegatron Corp	Technology Hardware, Storage & Peripherals	48,200	124,880
Taiwan Semiconductor Manufacturing Co. Ltd	Semiconductors & Semiconductor Equipment	171,000	1,218,775
			2,277,709
Thailand 2.4%
Kasikornbank PCL, fgn	Banks	44,000	282,593
Kiatnakin Bank PCL, fgn	Banks	48,800	102,155
Land and Houses PCL, fgn	Real Estate Management & Development	413,460	123,467
PTT Exploration and Production PCL, fgn	Oil, Gas & Consumable Fuels	38,900	104,488
Siam Commercial Bank PCL, fgn	Banks	13,200	60,612
Thai Beverage PCL, fgn	Beverages	214,100	141,987
Univanich Palm Oil PCL, fgn	Food Products	457,000	97,380
			912,682
United Kingdom 1.9%
Unilever PLC	Personal Products	12,551	726,438
United States 0.6%
[a] IMAX Corp	Media	9,841	222,899
Total Common Stocks and Other
Equity Interests (Cost $14,398,508)			19,809,550

Participatory Notes (Cost $91,630)
0.3%
Saudi Arabia 0.3%
HSBC Bank PLC, Saudi Basic Industries Corp.,
1/22/18	Chemicals	4,141	113,738
Preferred Stocks 2.5%
Brazil 2.5%
[e] Banco Bradesco SA, 3.683%, ADR, pfd	Banks	44,551	493,180
[e] Itau Unibanco Holding SA, 4.182%, ADR, pfd	Banks	32,892	450,620
Total Preferred Stocks
(Cost $442,009)			943,800

|3

TEMPLETON GLOBAL INVESTMENT TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Emerging Markets Balanced Fund (continued)
		Principal
	Industry	Amount*			Value

Corporate Bonds and Notes 0.6%
Bermuda 0.5%
[f] Digicel Group Ltd., senior note, 144A, 7.125%,
4/01/22	Wireless Telecommunication Services	200,000			$182,115
South Africa 0.1%
[d,g] K2016470219 South Africa Ltd.,
senior secured note, 144A, PIK, 3.00%,
12/31/22	Multiline Retail	103,859			4,124
senior secured note, 144A, PIK, 8.00%,
12/31/22	Multiline Retail	37,437		EUR	5,422
[d,g] K2016740260 South Africa Ltd., senior secured
note, 144A, PIK, 25.00%, 12/31/22	Multiline Retail	51,656			45,001
					54,547
Total Corporate Bonds and Notes
(Cost $402,725)					236,662

Foreign Government and Agency
Securities 28.4%
Argentina 5.2%
Argentine Bonos del Tesoro,
18.20%, 10/03/21		9,176,000		ARS	550,515
16.00%, 10/17/23		14,903,000		ARS	896,218
senior note, 15.50%, 10/17/26		8,074,000		ARS	499,243
[h] Government of Argentina, FRN, 22.548%, (ARS
Badlar + 2.00%), 4/03/22		752,000		ARS	42,837
					1,988,813
Brazil 5.6%
Letra Tesouro Nacional,
Strip, 7/01/20		1,814	[i]	BRL	459,338
Strip, 7/01/21		220	[i]	BRL	50,367
Nota Do Tesouro Nacional,
10.00%, 1/01/21		370	[i]	BRL	121,236
10.00%, 1/01/23		867	[i]	BRL	282,616
10.00%, 1/01/25		3,060	[i]	BRL	993,407
10.00%, 1/01/27		105	[i]	BRL	33,846
[j] Index Linked, 6.00%, 5/15/19		17	[i]	BRL	16,898
[j] Index Linked, 6.00%, 8/15/22		58	[i]	BRL	58,752
[j] Index Linked, 6.00%, 5/15/23		101	[i]	BRL	102,896
[j] Index Linked, 6.00%, 8/15/24		10	[i]	BRL	10,297
					2,129,653
Colombia 5.1%
Government of Colombia,
senior bond, 7.75%, 4/14/21		52,000,000		COP	18,801
senior bond, 9.85%, 6/28/27		12,000,000		COP	5,141
Titulos de Tesoreria,
B, 7.75%, 9/18/30		1,048,900,000		COP	390,882
B, 7.00%, 6/30/32		121,000,000		COP	41,585
senior bond, B, 11.25%, 10/24/18		93,000,000		COP	33,799
senior bond, B, 11.00%, 7/24/20.		51,000,000		COP	19,717
senior bond, B, 7.00%, 5/04/22		2,301,000,000		COP	815,478
senior bond, B, 10.00%, 7/24/24.		415,000,000		COP	169,774
senior bond, B, 7.50%, 8/26/26		781,000,000		COP	281,894

|4

TEMPLETON GLOBAL INVESTMENT TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Emerging Markets Balanced Fund (continued)
	Principal
	Amount*			Value

Foreign Government and Agency
Securities (continued)
Colombia (continued)
Titulos de Tesoreria, (continued)
senior bond, B, 6.00%, 4/28/28	440,100,000		COP	$143,701
senior note, B, 7.00%, 9/11/19	56,000,000		COP	19,650
				1,940,422
Ghana 4.0%
Ghana Treasury Note, 24.25%, 6/11/18	60,000		GHS	14,201
Government of Ghana,
23.23%, 2/19/18	140,000		GHS	32,476
23.47%, 5/21/18	280,000		GHS	65,794
24.50%, 10/22/18	409,000		GHS	99,006
24.50%, 5/27/19	50,000		GHS	12,403
24.50%, 6/21/21	120,000		GHS	32,307
24.75%, 7/19/21	60,000		GHS	16,325
18.75%, 1/24/22	420,000		GHS	98,461
19.75%, 3/25/24	470,000		GHS	116,243
19.00%, 11/02/26	1,380,000		GHS	331,212
senior bond, 19.75%, 3/15/32	1,270,000		GHS	314,595
senior note, 24.00%, 11/23/20	1,470,000		GHS	383,953
senior note, 18.25%, 7/25/22	50,000		GHS	11,737
				1,528,713
Indonesia 2.5%
Government of Indonesia,
8.375%, 3/15/34	890,000,000		IDR	73,002
FR34, 12.80%, 6/15/21	1,775,000,000		IDR	160,417
FR35, 12.90%, 6/15/22	35,000,000		IDR	3,294
FR36, 11.50%, 9/15/19	63,000,000		IDR	5,154
FR43, 10.25%, 7/15/22	43,000,000		IDR	3,707
senior bond, FR31, 11.00%, 11/15/20	31,000,000		IDR	2,635
senior bond, FR53, 8.25%, 7/15/21.	208,000,000		IDR	16,544
senior bond, FR56, 8.375%, 9/15/26	759,000,000		IDR	63,595
senior bond, FR61, 7.00%, 5/15/22.	24,000,000		IDR	1,838
senior bond, FR63, 5.625%, 5/15/23	9,000,000		IDR	645
senior bond, FR70, 8.375%, 3/15/24	7,738,000,000		IDR	630,605
senior note, FR69, 7.875%, 4/15/19	36,000,000		IDR	2,755
				964,191
Mexico 1.1%
Government of Mexico,
senior note, 8.50%, 12/13/18	6,500	[k]	MXN	36,327
senior note, M, 5.00%, 12/11/19	70,400	[k]	MXN	373,330
				409,657
Philippines 0.4%
Government of the Philippines,
senior note, 3.375%, 8/20/20	10,000		PHP	195
senior note, 5-72, 2.125%, 5/23/18	718,000		PHP	14,069
senior note, 7-51, 5.00%, 8/18/18	650,000		PHP	12,971
senior note, 7-56, 3.875%, 11/22/19	7,040,000		PHP	138,995
				166,230

|5

TEMPLETON GLOBAL INVESTMENT TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Emerging Markets Balanced Fund (continued)
	Principal
	Amount*		Value
Foreign Government and Agency
Securities (continued)
Senegal 0.6%
[f] Government of Senegal, 144A, 6.25%, 7/30/24	200,000		$214,167
South Africa 1.9%
Government of South Africa,
8.00%, 1/31/30.	490,000	ZAR	33,237
7.00%, 2/28/31.	100,000	ZAR	6,162
8.25%, 3/31/32.	1,170,000	ZAR	79,018
8.875%, 2/28/35	670,000	ZAR	46,768
9.00%, 1/31/40.	470,000	ZAR	32,300
8.75%, 1/31/44.	830,000	ZAR	55,385
8.75%, 2/28/48.	460,000	ZAR	30,740
R186, 10.50%, 12/21/26	5,520,000	ZAR	457,322
			740,932
Ukraine 0.3%
[a,f,l] Government of Ukraine, 144A, VRI, GDP Linked
Security, 5/31/40	252,000		136,876
Zambia 1.7%
[f] Government of Zambia, senior bond, 144A,
8.97%, 7/30/27	230,000		250,700
[f] Government of Zambia International Bond,
144A, 5.375%, 9/20/22	200,000		191,348
144A, 8.50%, 4/14/24	200,000		214,503
			656,551
Total Foreign Government and
Agency Securities
(Cost $10,303,390)			10,876,205
Total Investments before Short Term
Investments (Cost $25,638,262)			31,979,955

Short Term Investments 15.7%
Foreign Government and Agency
Securities 7.8%
Colombia 0.1%
Colombian Tes Corto Plazo, Strip, 12/12/17 -
3/13/18	118,000,000	COP	39,470
Egypt 7.7%
[m] Egypt Treasury Bill,
10/03/17 - 7/10/18	28,375,000	EGP	1,521,964
1/02/18	7,500,000	EGP	406,120
4/24/18	11,500,000	EGP	595,931
6/26/18	8,100,000	EGP	406,237
			2,930,252
Total Foreign Government and
Agency Securities
(Cost $2,899,673)			2,969,722
Total Investments before Money
Market Funds (Cost $28,537,935)			34,949,677

|6

TEMPLETON GLOBAL INVESTMENT TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Emerging Markets Balanced Fund (continued)
	Shares	Value
Money Market Funds (Cost
$3,045,028) 7.9%
United States 7.9%
[n,o] Institutional Fiduciary Trust Money Market
Portfolio, 0.67%.	3,045,028	$3,045,028
Total Investments (Cost $31,582,963)
99.2%		37,994,705
Other Assets, less Liabilities 0.8%		320,358
Net Assets 100.0%		$38,315,063

†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
aNon-income producing.
bFair valued using significant unobservable inputs. See Note 8 regarding fair value measurements.
cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At September 30, 2017, the value of this security was
$419,251, representing 1.1% of net assets.
dSee Note 5 regarding restricted securities.
eVariable rate security. The rate shown represents the yield at period end.
fSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
September 30, 2017, the aggregate value of these securities was $1,189,709, representing 3.1% of net assets.
gIncome may be received in additional securities and/or cash.
hThe coupon rate shown represents the rate at period end.
iPrincipal amount is stated in 1,000 Brazilian Real Units.
jRedemption price at maturity is adjusted for inflation.
kPrincipal amount is stated in 100 Mexican Peso Units.
lThe principal represents the notional amount. See Note 3 regarding value recovery instruments.
mThe security was issued on a discount basis with no stated coupon rate.
nSee Note 6 regarding investments in affiliated management investment companies.
oThe rate shown is the annualized seven-day yield at period end.

|7

TEMPLETON GLOBAL INVESTMENT TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Emerging Markets Balanced Fund (continued)

At September 30, 2017, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Mexican Peso	CITI	Buy	3,666,807	$167,838	10/05/17	$33,385	$—
Mexican Peso	CITI	Sell	3,666,807	201,632	10/05/17	409	—
Euro	BOFA	Sell	68,000	77,860	10/10/17	—	(2,541)
Euro	CITI	Sell	28,594	32,766	10/13/17	—	(1,048)
Euro	BOFA	Sell	48,370	57,502	10/17/17	289	—
Euro	GSCO	Sell	121,000	144,035	10/18/17	906	—
Euro	JPHQ	Sell	172,700	205,693	10/18/17	1,410	—
Euro	UBSW	Sell	51,630	59,432	10/18/17	—	(1,640)
Indian Rupee	JPHQ	Buy	12,595,000	194,068	10/23/17	—	(1,854)
Euro	DBAB	Sell	154,000	179,011	10/24/17	—	(3,213)
Indian Rupee	JPHQ	Buy	41,477,000	638,747	10/24/17	—	(5,848)
Indian Rupee	JPHQ	Buy	28,922,000	445,262	10/27/17	—	(4,122)
Japanese Yen	BOFA	Sell	104,410,000	957,337	10/27/17	28,676	—
Euro	DBAB	Sell	340,000	397,817	10/30/17	—	(4,628)
Euro	DBAB	Sell	100,000	118,181	11/08/17	—	(243)
Euro	CITI	Sell	203,000	240,413	11/09/17	—	—
Mexican Peso	GSCO	Buy	3,137,850	172,012	11/13/17	—	(940)
Euro	DBAB	Sell	107,375	126,660	11/14/17	—	(539)
Euro	DBAB	Sell	623,000	738,560	11/15/17	501	—
Euro	JPHQ	Sell	119,700	141,014	11/20/17	—	(832)
Brazilian Real	HSBK	Buy	300,000	79,787	11/21/17	14,254	—
Euro	DBAB	Sell	66,600	78,627	11/22/17	—	(303)
Euro	DBAB	Sell	339,000	402,664	11/24/17	860	—
Euro	JPHQ	Sell	66,000	78,396	11/24/17	169	—
Euro	JPHQ	Sell	27,000	32,001	11/28/17	—	(8)
Mexican Peso	CITI	Buy	6,809,652	313,738	11/30/17	56,490	—
Euro	BOFA	Sell	68,000	81,355	12/07/17	691	—
Euro	DBAB	Sell	107,375	129,046	12/14/17	1,615	—
Japanese Yen	BOFA	Sell	104,410,000	962,322	1/29/18	28,929	—
Mexican Peso	CITI	Buy	7,208,000	390,043	2/06/18	—	(2,124)
Mexican Peso	CITI	Buy	7,253,572	396,333	3/05/18	—	(7,547)
Australian Dollar	CITI	Sell	233,000	173,039	3/13/18	—	(9,276)
Australian Dollar	JPHQ	Sell	349,000	258,260	3/13/18	—	(14,821)
Mexican Peso	CITI	Buy	8,872,126	484,922	3/14/18	—	(10,025)
Australian Dollar	BOFA	Sell	696,000	526,253	3/28/18	—	(18,263)
Mexican Peso	CITI	Buy	3,666,807	196,175	4/02/18	—	(460)
Mexican Peso	CITI	Buy	2,181,300	114,546	6/29/18	374	—
Mexican Peso	CITI	Buy	2,921,920	154,886	6/29/18	—	(947)
Total Forward Exchange Contracts						$168,958	$(91,222)
Net unrealized appreciation (depreciation)						$77,736

[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

|8

TEMPLETON GLOBAL INVESTMENT TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Emerging Markets Balanced Fund (continued)

At September 30, 2017, the Fund had the following interest rate swap contracts outstanding. See Note 3.

Interest Rate Swap Contracts
				Value/
				Unrealized
	Payment	Maturity	Notional	Appreciation
Description	Frequency	Date	Amount	(Depreciation)
Centrally Cleared Swap Contracts
Receive Floating rate 3-month USD LIBOR.	Quarterly
Pay Fixed rate 2.775%	Semi-Annual	10/04/23	$20,000	$(998)
Receive Floating rate 3-month USD LIBOR.	Quarterly
Pay Fixed rate 2.795%	Semi-Annual	10/04/23	20,000	(1,023)
Receive Floating rate 3-month USD LIBOR.	Quarterly
Pay Fixed rate 2.765%	Semi-Annual	10/07/23	20,000	(983)
Receive Floating rate 3-month USD LIBOR.	Quarterly
Pay Fixed rate 1.914%	Semi-Annual	1/22/25	680,000	10,520
Receive Floating rate 3-month USD LIBOR.	Quarterly
Pay Fixed rate 1.970%	Semi-Annual	1/23/25	850,000	9,900
Receive Floating rate 3-month USD LIBOR.	Quarterly
Pay Fixed rate 1.973%	Semi-Annual	1/27/25	510,000	5,878
Receive Floating rate 3-month USD LIBOR.	Quarterly
Pay Fixed rate 1.937%	Semi-Annual	1/29/25	130,000	1,820
Receive Floating rate 3-month USD LIBOR.	Quarterly
Pay Fixed rate 1.942%	Semi-Annual	1/30/25	110,000	1,505
Receive Floating rate 3-month USD LIBOR.	Quarterly
Pay Fixed rate 1.817%	Semi-Annual	2/03/25	160,000	4,988
Receive Floating rate 3-month USD LIBOR.	Quarterly
Pay Fixed rate 3.668%	Semi-Annual	10/04/43	10,000	(2,334)
Receive Floating rate 3-month USD LIBOR.	Quarterly
Pay Fixed rate 3.687%	Semi-Annual	10/04/43	10,000	(2,370)
Receive Floating rate 3-month USD LIBOR.	Quarterly
Pay Fixed rate 3.675%	Semi-Annual	10/07/43	10,000	(2,345)
Receive Floating rate 3-month USD LIBOR.	Quarterly
Pay Fixed rate 2.794%	Semi-Annual	3/13/47	200,000	(11,310)
TotalInterestRateSwapContracts				$13,248

See Abbreviations on page 28.

|9

TEMPLETON GLOBAL INVESTMENT TRUST

Consolidated Statement of Investments, September 30, 2017 (unaudited)
Templeton Global Balanced Fund
		Shares/
	Industry	Warrants	Value
Common Stocks and Other Equity Interests 63.9%
Belgium 0.9%
UCB SA	Pharmaceuticals	220,780	$15,713,084
Canada 0.9%
[a] Husky Energy Inc	Oil, Gas & Consumable Fuels	550,500	6,892,005
Tahoe Resources Inc	Metals & Mining	405,800	2,133,650
Wheaton Precious Metals Corp	Metals & Mining	349,900	6,674,644
			15,700,299
China 2.2%
China Life Insurance Co. Ltd., H.	Insurance	3,015,000	8,973,616
China Mobile Ltd	Wireless Telecommunication Services	1,453,500	14,727,302
China Telecom Corp. Ltd., H	Diversified Telecommunication Services	26,602,000	13,621,706
Haier Electronics Group Co. Ltd	Household Durables	1,142,200	2,783,981
			40,106,605
Denmark 0.6%
H. Lundbeck AS	Pharmaceuticals	188,423	10,870,385
France 3.6%
AXA SA	Insurance	503,560	15,226,860
BNP Paribas SA.	Banks	195,410	15,759,350
Compagnie de Saint-Gobain	Building Products	167,931	10,005,126
Credit Agricole SA	Banks	259,288	4,712,242
Sanofi	Pharmaceuticals	95,421	9,472,482
Veolia Environnement SA	Multi-Utilities	439,145	10,144,801
			65,320,861
Germany 2.8%
Bayer AG	Pharmaceuticals	117,100	15,954,201
innogy SE	Multi-Utilities	349,400	15,546,563
Siemens AG	Industrial Conglomerates	69,218	9,749,541
Telefonica Deutschland Holding AG	Diversified Telecommunication Services	1,578,980	8,858,826
			50,109,131
Hong Kong 1.1%
CK Hutchison Holdings Ltd	Industrial Conglomerates	1,560,352	19,944,717
Ireland 0.5%
CRH PLC	Construction Materials	262,332	10,004,753
Israel 0.9%
Teva Pharmaceutical Industries Ltd., ADR	Pharmaceuticals	947,819	16,681,614
Italy 1.9%
Azimut Holding SpA	Capital Markets	357,476	7,730,131
Eni SpA	Oil, Gas & Consumable Fuels	1,582,500	26,179,455
			33,909,586
Japan 4.5%
Kirin Holdings Co. Ltd	Beverages	480,400	11,298,510
Murata Manufacturing Co. Ltd	Electronic Equipment, Instruments
	& Components	45,800	6,728,235
Nissan Motor Co. Ltd	Automobiles	628,500	6,221,363
Omron Corp	Electronic Equipment, Instruments
	& Components	149,600	7,613,536
Panasonic Corp	Household Durables	1,230,400	17,818,343
SoftBank Group Corp	Wireless Telecommunication Services	179,900	14,514,713
Sumitomo Rubber Industries Ltd	Auto Components	380,800	6,974,062

Consolidated Quarterly Statement of Investments | See Notes to Statements of Investments. | 10

TEMPLETON GLOBAL INVESTMENT TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Balanced Fund (continued)
		Shares/
	Industry	Warrants	Value
Common Stocks and Other Equity Interests (continued)
Japan (continued)
Suntory Beverage & Food Ltd	Beverages	219,800	$9,780,602
			80,949,364
Luxembourg 0.7%
SES SA, IDR	Media	554,610	12,130,619
Netherlands 1.1%
Aegon NV	Insurance	2,153,149	12,538,155
ING Groep NV	Banks	353,633	6,518,779
			19,056,934
New Zealand 0.5%
Sky Network Television Ltd	Media	4,786,566	9,330,931
Norway 1.4%
Telenor ASA	Diversified Telecommunication Services	865,397	18,293,899
Yara International ASA	Chemicals	178,130	7,976,070
			26,269,969
Portugal 1.0%
Galp Energia SGPS SA, B	Oil, Gas & Consumable Fuels	991,458	17,567,487
Singapore 1.5%
Singapore Telecommunications Ltd	Diversified Telecommunication Services	6,779,999	18,385,083
United Overseas Bank Ltd	Banks	463,100	8,019,195
			26,404,278
South Africa 0.0%†
[a,b,c] Edcon Holdings Ltd., F wts., 2/20/49.	Specialty Retail	4,441	—
[a,b,c] Edcon Holdings Ltd., F1 wts., 2/20/49	Specialty Retail	79,464,087	—
[a,b,c] Edcon Holdings Ltd., F2 wts., 2/20/49	Specialty Retail	6,435,002	—
[a,b,c] Holdco 2, A	Specialty Retail	32,900,733	24,284
[a,b,c] Holdco 2, B	Specialty Retail	4,646,498	3,430
			27,714
South Korea 3.0%
Hana Financial Group Inc	Banks	230,138	9,514,651
KB Financial Group Inc	Banks	149,821	7,338,716
LG Chem Ltd	Chemicals	37,240	12,746,187
Samsung Electronics Co. Ltd	Technology Hardware, Storage & Peripherals	11,429	25,586,494
			55,186,048
Switzerland 1.8%
Roche Holding AG	Pharmaceuticals	55,750	14,231,103
UBS Group AG	Capital Markets	1,118,890	19,121,881
			33,352,984
Taiwan 1.3%
[d] Pegatron Corp., GDR, Reg S	Technology Hardware, Storage & Peripherals	645,632	8,367,391
Quanta Computer Inc	Technology Hardware, Storage & Peripherals	6,518,000	14,977,495
			23,344,886
Thailand 1.8%
Bangkok Bank PCL, fgn	Banks	4,178,800	24,455,762
PTT Global Chemical PCL, fgn	Chemicals	3,759,900	8,688,845
			33,144,607

|11

TEMPLETON GLOBAL INVESTMENT TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Balanced Fund (continued)
		Shares/
	Industry	Warrants	Value

Common Stocks and Other Equity Interests (continued)
United Kingdom 12.2%
BAE Systems PLC	Aerospace & Defense	2,276,125	$19,262,234
Barclays PLC	Banks	3,393,423	8,792,641
BP PLC	Oil, Gas & Consumable Fuels	4,870,360	31,152,269
Cobham PLC	Aerospace & Defense	5,707,293	11,143,636
HSBC Holdings PLC	Banks	2,252,092	22,069,299
Johnson Matthey PLC	Chemicals	226,840	10,396,399
Kingfisher PLC	Specialty Retail	1,471,460	5,886,132
Man Group PLC	Capital Markets	3,975,700	8,945,436
Prudential PLC.	Insurance	475,140	11,375,272
Rolls-Royce Holdings PLC.	Aerospace & Defense	689,080	8,190,878
Royal Dutch Shell PLC, B	Oil, Gas & Consumable Fuels	1,219,941	37,511,470
Shire PLC	Biotechnology	202,232	10,265,900
Sky PLC	Media	628,930	7,711,886
[a] Standard Chartered PLC	Banks	534,464	5,311,600
Vodafone Group PLC	Wireless Telecommunication Services	8,009,446	22,411,461
			220,426,513
United States 17.7%
Allergan PLC	Pharmaceuticals	77,660	15,916,417
[a] Alphabet Inc., A	Internet Software & Services	18,610	18,120,929
Amgen Inc	Biotechnology	109,800	20,472,210
Apple Inc	Technology Hardware, Storage & Peripherals	84,690	13,052,423
Cardinal Health Inc	Health Care Providers & Services	170,800	11,429,936
[a] Celgene Corp	Biotechnology	58,420	8,518,804
[a] CEVA Holdings LLC	Air Freight & Logistics	247	111,020
CF Industries Holdings Inc	Chemicals	232,190	8,163,800
Citigroup Inc	Banks	153,087	11,135,548
Comcast Corp., A	Media	561,124	21,592,052
ConocoPhillips	Oil, Gas & Consumable Fuels	196,120	9,815,806
Coty Inc., A	Personal Products	1,219,100	20,151,723
Devon Energy Corp	Oil, Gas & Consumable Fuels	226,790	8,325,461
Eli Lilly & Co	Pharmaceuticals	246,710	21,103,573
Gilead Sciences Inc	Biotechnology	228,800	18,537,376
Helmerich & Payne Inc	Energy Equipment & Services	122,200	6,367,842
Intel Corp	Semiconductors & Semiconductor Equipment	349,500	13,308,960
[a] Ionis Pharmaceuticals Inc	Biotechnology	100,230	5,081,661
JPMorgan Chase & Co	Banks	164,206	15,683,315
Microsoft Corp	Software	201,539	15,012,640
Oracle Corp	Software	654,410	31,640,724
Perrigo Co. PLC	Pharmaceuticals	124,570	10,544,851
[a,b,e] Turtle Bay Resort	Hotels, Restaurants & Leisure	1,587,888	7,383,678
Walgreens Boots Alliance Inc	Food & Staples Retailing	113,610	8,772,964
			320,243,713
Total Common Stocks and Other
Equity Interests
(Cost $1,015,482,734)			1,155,797,082

Equity-Linked Securities 2.7%
United Kingdom 0.8%
[f] Royal Bank of Canada into Standard
Chartered PLC, 4.00%, 144A	Banks	1,478,465	13,894,490

|12

TEMPLETON GLOBAL INVESTMENT TRUST
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Balanced Fund (continued)
	Industry	Shares		Value

Equity-Linked Securities (continued)
United States 1.9%
[f] Royal Bank of Canada into Citigroup Inc.,
4.50%, 144A	Banks	13,100,000		$15,377,435
[f] Royal Bank of Canada into Knowles Corp.,	Electronic Equipment, Instruments
5.00%, 144A	& Components	12,110,000		10,935,403
[f] Royal Bank of Canada into Microsoft Corp.,
4.25%, 144A	Software	6,700,000		7,860,880
				34,173,718
Total Equity-Linked Securities
(Cost $46,104,299)				48,068,208

Convertible Preferred Stocks
0.0%†
United States 0.0%†
[a] CEVA Holdings LLC, cvt. pfd., A-1	Air Freight & Logistics	12		7,440
[a] CEVA Holdings LLC, cvt. pfd., A-2	Air Freight & Logistics	534		240,327
Total Convertible Preferred
Stocks (Cost $802,629)				247,767

		Principal
		Amount*

Corporate Bonds and Notes 0.2%
South Africa 0.0%†
[c,g] K2016470219 South Africa Ltd.,
senior secured note, 144A, PIK, 3.00%,
12/31/22	Multiline Retail	2,456,800		97,549
senior secured note, 144A, PIK, 8.00%,
12/31/22	Multiline Retail	1,978,948	EUR	286,634
[c,g] K2016740260 South Africa Ltd., senior
secured note, 144A, PIK, 25.00%, 12/31/22 .	Multiline Retail	548,903		478,181
				862,364
United States 0.2%
[h] BreitBurn Energy Partners LP/BreitBurn
Finance Corp., senior bond, 7.875%,
4/15/22	Oil, Gas & Consumable Fuels	500,000		23,750
General Electric Co., senior note, A, 8.50%,
4/06/18	Industrial Conglomerates	59,000,000	MXN	3,247,868
				3,271,618
Total Corporate Bonds and Notes
(Cost $9,347,622)				4,133,982

Foreign Government and Agency
Securities 20.4%
Argentina 1.3%
Argentine Bonos del Tesoro,
18.20%, 10/03/21.		180,256,000	ARS	10,814,485
16.00%, 10/17/23.		117,073,000	ARS	7,040,388
senior note, 15.50%, 10/17/26		65,894,000	ARS	4,074,450

|13

TEMPLETON GLOBAL INVESTMENT TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Balanced Fund (continued)
	Principal
	Amount*			Value

Foreign Government and Agency
Securities (continued)
Argentina (continued)
[i] Government of Argentina, FRN, 22.548%,
(ARS Badlar + 2.00%), 4/03/22	37,519,000		ARS	$2,137,244
				24,066,567
Brazil 3.9%
Letra Tesouro Nacional,
Strip, 7/01/19.	28,060	[j]	BRL	7,810,056
Strip, 7/01/20.	1,200	[j]	BRL	303,862
Strip, 7/01/21.	7,960	[j]	BRL	1,822,376
Nota Do Tesouro Nacional,
10.00%, 1/01/21	109,195	[j]	BRL	35,779,307
10.00%, 1/01/23	33,230	[j]	BRL	10,831,976
10.00%, 1/01/25	38,951	[j]	BRL	12,645,164
senior note, 10.00%, 1/01/19	5,490	[j]	BRL	1,790,635
				70,983,376
Colombia 1.3%
Government of Colombia,
senior bond, 7.75%, 4/14/21	689,000,000		COP	249,112
senior bond, 4.375%, 3/21/23	52,000,000		COP	16,607
senior bond, 9.85%, 6/28/27	83,000,000		COP	35,560
Titulos de Tesoreria,
B, 5.00%, 11/21/18.	126,000,000		COP	42,890
B, 7.75%, 9/18/30	22,949,000,000		COP	8,552,158
B, 7.00%, 6/30/32	452,000,000		COP	155,343
senior bond, B, 11.25%, 10/24/18	736,000,000		COP	267,485
senior bond, B, 11.00%, 7/24/20	677,000,000		COP	261,729
senior bond, B, 7.00%, 5/04/22	844,000,000		COP	299,115
senior bond, B, 10.00%, 7/24/24	1,738,000,000		COP	711,004
senior bond, B, 7.50%, 8/26/26	32,054,000,000		COP	11,569,552
senior bond, B, 6.00%, 4/28/28	5,961,000,000		COP	1,946,383
senior note, B, 7.00%, 9/11/19	481,000,000		COP	168,783
				24,275,721
El Salvador 0.0%†
[f] Government of El Salvador, 144A, 7.65%,
6/15/35	100,000			103,272
Ghana 1.4%
Ghana Treasury Note, 24.25%, 6/11/18	3,060,000		GHS	724,266
Government of Ghana,
22.49%, 4/23/18	50,000		GHS	11,654
23.47%, 5/21/18	5,050,000		GHS	1,186,647
19.04%, 9/24/18	3,220,000		GHS	741,208
24.50%, 10/22/18.	6,021,000		GHS	1,457,494
24.50%, 4/22/19	3,310,000		GHS	819,641
24.50%, 5/27/19	270,000		GHS	66,979
24.50%, 6/21/21	600,000		GHS	161,535
24.75%, 7/19/21	5,840,000		GHS	1,588,961
18.75%, 1/24/22	7,110,000		GHS	1,666,798
19.75%, 3/25/24	7,250,000		GHS	1,793,104
19.00%, 11/02/26.	27,470,000		GHS	6,593,050
senior bond, 19.75%, 3/15/32	20,850,000		GHS	5,164,804

|14

TEMPLETON GLOBAL INVESTMENT TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Balanced Fund (continued)
	Principal
	Amount*			Value

Foreign Government and Agency
Securities (continued)
Ghana (continued)
Government of Ghana, (continued)
senior note, 18.50%, 6/01/20	1,210,000		GHS	$278,858
senior note, 18.25%, 9/21/20	4,800,000		GHS	1,105,447
senior note, 24.00%, 11/23/20	7,760,000		GHS	2,026,852
senior note, 18.25%, 7/25/22	2,190,000		GHS	514,079
				25,901,377
India 3.2%
Government of India,
senior bond, 7.80%, 5/03/20	302,000,000		INR	4,769,343
senior bond, 8.20%, 2/15/22	400,000,000		INR	6,479,927
senior bond, 8.35%, 5/14/22	210,100,000		INR	3,433,853
senior bond, 8.08%, 8/02/22	133,000,000		INR	2,148,588
senior bond, 8.13%, 9/21/22	268,000,000		INR	4,348,486
senior note, 7.28%, 6/03/19.	11,700,000		INR	181,792
senior note, 8.12%, 12/10/20	226,800,000		INR	3,635,190
senior note, 7.80%, 4/11/21.	404,400,000		INR	6,429,873
senior note, 6.84%, 12/19/22	44,000,000		INR	681,950
senior note, 7.16%, 5/20/23.	307,000,000		INR	4,778,266
senior note, 8.83%, 11/25/23	756,500,000		INR	12,717,563
senior note, 7.68%, 12/15/23	465,000,000		INR	7,435,977
				57,040,808
Indonesia 2.9%
Government of Indonesia,
FR35, 12.90%, 6/15/22.	10,168,000,000		IDR	957,059
FR43, 10.25%, 7/15/22.	154,000,000		IDR	13,278
senior bond, FR39, 11.75%, 8/15/23	1,616,000,000		IDR	150,396
senior bond, FR42, 10.25%, 7/15/27	2,150,000,000		IDR	200,892
senior bond, FR44, 10.00%, 9/15/24	968,000,000		IDR	85,777
senior bond, FR46, 9.50%, 7/15/23	73,000,000,000		IDR	6,211,351
senior bond, FR56, 8.375%, 9/15/26	103,978,000,000		IDR	8,712,109
senior bond, FR63, 5.625%, 5/15/23	2,150,000,000		IDR	154,090
senior bond, FR70, 8.375%, 3/15/24	380,674,000,000		IDR	31,022,875
senior bond, FR71, 9.00%, 3/15/29	64,873,000,000		IDR	5,616,166
				53,123,993
Mexico 3.4%
Government of Mexico,
7.75%, 12/14/17	2,642,100	[k]	MXN	14,531,042
M, 4.75%, 6/14/18	62,200	[k]	MXN	336,517
senior note, 8.50%, 12/13/18	6,026,300	[k]	MXN	33,679,218
senior note, M, 5.00%, 12/11/19	2,432,600	[k]	MXN	12,900,036
				61,446,813
Peru 0.1%
Government of Peru, senior bond, 7.84%,
8/12/20	6,988,000		PEN	2,385,838

|15

TEMPLETON GLOBAL INVESTMENT TRUST
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Balanced Fund (continued)
	Principal
	Amount*		Value

Foreign Government and Agency
Securities (continued)
Philippines 0.0%†
Government of the Philippines,
senior note, 5.875%, 1/31/18	1,000,000	PHP	$19,843
senior note, 5-72, 2.125%, 5/23/18.	562,000	PHP	11,013
			30,856
Serbia 0.0%†
Serbia Treasury Note, 10.00%, 11/21/18	1,430,000	RSD	15,111
South Africa 0.6%
Government of South Africa,
8.00%, 1/31/30	27,506,000	ZAR	1,865,724
7.00%, 2/28/31	26,205,000	ZAR	1,614,673
8.25%, 3/31/32	42,602,000	ZAR	2,877,210
8.875%, 2/28/35	14,180,000	ZAR	989,810
8.50%, 1/31/37	12,074,000	ZAR	803,078
R186, 10.50%, 12/21/26	8,817,000	ZAR	730,472
senior bond, 6.25%, 3/31/36	25,401,000	ZAR	1,352,058
			10,233,025
South Korea 1.5%
Korea Monetary Stabilization Bond,
senior note, 1.56%, 10/02/17	3,729,000,000	KRW	3,255,944
senior note, 1.49%, 2/02/18.	1,879,400,000	KRW	1,641,761
Korea Treasury Bond,
senior bond, 4.25%, 6/10/21	3,380,800,000	KRW	3,181,847
senior note, 2.00%, 12/10/17	2,708,000,000	KRW	2,367,186
senior note, 1.50%, 6/10/19.	2,125,300,000	KRW	1,847,695
senior note, 2.00%, 3/10/21.	8,058,200,000	KRW	7,038,079
senior note, 1.375%, 9/10/21	8,151,200,000	KRW	6,941,975
senior note, 3.00%, 9/10/24.	745,000,000	KRW	680,850
			26,955,337
[l] Supranational 0.2%
Inter-American Development Bank, senior
bond, 7.50%, 12/05/24	60,000,000	MXN	3,403,724
Ukraine 0.4%
[a,f,m] Government of Ukraine, 144A, VRI, GDP
Linked Security, 5/31/40.	12,038,000		6,538,536
Zambia 0.2%
[f] Government of Zambia International Bond,
144A, 8.50%, 4/14/24	3,100,000		3,324,796
Total Foreign Government and
Agency Securities
(Cost $350,975,701)			369,829,150

|16

TEMPLETON GLOBAL INVESTMENT TRUST
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Balanced Fund (continued)
	Industry	Shares			Value
Escrows and Litigation Trusts
(Cost $—) 0.0%
United States 0.0%
[a,b] NewPage Corp., Litigation Trust	Paper & Forest Products	1,100,000			$—
Total Investments before Short
Term Investments
(Cost $1,422,712,985)					1,578,076,189

		Principal
		Amount*
Short Term Investments 10.9%
Foreign Government and Agency
Securities 1.7%
Colombia 0.0%†
Colombian Tes Corto Plazo, Strip, 12/12/17 -
3/13/18		431,999,999		COP	144,502
Mexico 1.7%
[n] Mexico Treasury Bill, 10/12/17 - 8/16/18		56,263,680	[o]	MXN	30,280,583
Total Foreign Government and
Agency Securities
(Cost $30,036,843)					30,425,085
Total Investments before Money
Market Funds
(Cost $1,452,749,828)					1,608,501,274

		Shares
Money Market Funds (Cost
$167,498,696) 9.2%
United States 9.2%
[p,q] Institutional Fiduciary Trust Money Market
Portfolio, 0.67%		167,498,696			167,498,696
Total Investments
(Cost $1,620,248,524) 98.1%					1,775,999,970
Other Assets, less Liabilities
1.9%					34,106,532
Net Assets 100.0%.					$1,810,106,502

|17

TEMPLETON GLOBAL INVESTMENT TRUST
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Balanced Fund (continued)

†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
aNon-income producing.
bFair valued using significant unobservable inputs. See Note 8 regarding fair value measurements.
cSee Note 5 regarding restricted securities.
dSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At September 30, 2017, the value of this security was
$8,367,391, representing 0.5% of net assets.
eThe security is owned by FT Holdings Corporation lV, a wholly-owned subsidiary of the Fund. See Note 7.
fSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
September 30, 2017, the aggregate value of these securities was $58,034,812, representing 3.2% of net assets.
gIncome may be received in additional securities and/or cash.
hDefaulted security or security for which income has been deemed uncollectible.
iThe coupon rate shown represents the rate at period end.
jPrincipal amount is stated in 1,000 Brazilian Real Units.
kPrincipal amount is stated in 100 Mexican Peso Units.
lA supranational organization is an entity formed by two or more central governments through international treaties.
mThe principal represents the notional amount. See Note 3 regarding value recovery instruments.
nThe security was issued on a discount basis with no stated coupon rate.
oPrincipal amount is stated in 10 Mexican Peso Units.
pSee Note 6 regarding investments in affiliated management investment companies.
qThe rate shown is the annualized seven-day yield at period end.

At September 30, 2017, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Euro	UBSW	Sell	943,744	$1,120,687	10/06/17	$5,083	$—
Euro	HSBK	Sell	3,767,000	4,313,422	10/10/17	—	(140,540)
Japanese Yen	DBAB	Buy	3,000,000,000	27,270,248	10/10/17	—	(610,086)
Japanese Yen	DBAB	Sell	3,419,230,800	30,971,574	10/10/17	585,825	—
Japanese Yen	JPHQ	Sell	608,450,000	5,762,980	10/10/17	355,855	—
Japanese Yen	HSBK	Sell	605,200,000	5,501,818	10/11/17	123,303	—
Japanese Yen	SCNY	Sell	189,880,000	1,720,598	10/12/17	33,017	—
Euro	JPHQ	Sell	8,857,000	10,150,786	10/13/17	—	(323,128)
Indian Rupee	JPHQ	Buy	38,898,000	597,649	10/13/17	—	(3,206)
Euro	BOFA	Sell	6,166,140	7,330,307	10/17/17	36,890	—
Euro	GSCO	Sell	4,960,000	5,686,516	10/17/17	—	(180,258)
Euro	JPHQ	Sell	40,000,000	45,820,800	10/17/17	—	(1,491,896)
Euro	GSCO	Sell	95,745	113,972	10/18/17	717	—
Euro	JPHQ	Sell	1,947,240	2,319,213	10/18/17	15,858	—
Euro	JPHQ	Sell	8,818,000	10,102,977	10/18/17	—	(327,680)
Euro	UBSW	Sell	6,580,860	7,575,360	10/18/17	—	(209,023)
Indian Rupee	DBAB	Buy	115,951,000	1,782,901	10/23/17	—	(13,360)
Indian Rupee	JPHQ	Buy	93,886,000	1,446,626	10/23/17	—	(13,820)
South Korean Won	HSBK	Sell	7,077,000,000	6,309,736	10/24/17	128,311	—
Indian Rupee	DBAB	Buy	18,126,000	274,595	10/25/17	1,952	—
Euro	JPHQ	Sell	71,333,121	83,556,051	10/27/17	—	(864,340)
Japanese Yen	GSCO	Sell	254,830,000	2,293,287	10/27/17	26,736	—

|18

TEMPLETON GLOBAL INVESTMENT TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Balanced Fund (continued)

Forward Exchange Contracts (continued)

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
Euro	DBAB	Sell	12,460,751	$14,579,701	10/30/17	$—	$(169,603)
Euro	GSCO	Sell	292,956	345,873	10/30/17	—	(888)
Indian Rupee	JPHQ	Buy	39,418,000	611,464	10/30/17	—	(10,460)
Euro	JPHQ	Sell	3,768,000	4,448,380	11/02/17	—	(12,378)
Indian Rupee	JPHQ	Buy	13,818,000	211,155	11/02/17	—	(541)
South Korean Won	HSBK	Sell	1,860,000,000	1,658,345	11/02/17	33,532	—
Euro	CITI	Sell	3,767,000	4,473,557	11/03/17	13,742	—
Euro	DBAB	Sell	11,064,315	13,075,918	11/08/17	—	(26,858)
Indian Rupee	HSBK	Buy	19,369,500	295,808	11/08/17	—	(766)
Japanese Yen	BZWS	Sell	2,840,000,000	25,525,566	11/08/17	252,644	—
Euro	DBAB	Sell	10,992,562	13,022,394	11/09/17	3,886	—
Euro	DBAB	Sell	487,652	575,234	11/14/17	—	(2,449)
Euro	UBSW	Sell	433,000	510,576	11/17/17	—	(2,448)
Euro	JPHQ	Sell	1,947,236	2,293,961	11/20/17	—	(13,527)
Japanese Yen	CITI	Sell	488,779,000	4,342,579	11/20/17	—	(9,170)
Japanese Yen	DBAB	Sell	166,350,000	1,550,702	11/21/17	69,576	—
Euro	DBAB	Sell	200,000	236,117	11/22/17	—	(910)
Euro	GSCO	Sell	1,220,000	1,439,539	11/22/17	—	(6,326)
Euro	DBAB	Sell	16,570,000	19,681,846	11/24/17	42,028	—
Euro	JPHQ	Sell	8,901,000	10,572,786	11/24/17	22,754	—
Japanese Yen	BZWS	Sell	127,736,000	1,172,869	11/24/17	35,409	—
Japanese Yen	HSBK	Sell	43,408,000	393,902	11/27/17	7,316	—
Japanese Yen	SCNY	Sell	312,386,000	2,867,373	11/27/17	85,305	—
South Korean Won	HSBK	Sell	4,163,000,000	3,723,114	11/27/17	85,442	—
Euro	SCNY	Sell	2,984,696	3,580,964	11/30/17	42,074	—
Euro	SCNY	Sell	3,768,000	4,436,613	11/30/17	—	(31,024)
South Korean Won	HSBK	Sell	5,024,000,000	4,462,089	12/05/17	71,702	—
Euro	UBSW	Sell	943,744	1,127,741	12/07/17	8,242	—
Japanese Yen	CITI	Sell	62,440,000	557,597	12/12/17	964	—
Japanese Yen	CITI	Sell	64,869,000	592,127	12/13/17	13,801	—
Japanese Yen	HSBK	Sell	92,070,000	842,488	12/13/17	21,657	—
Japanese Yen	JPHQ	Sell	85,300,000	756,065	12/13/17	—	(4,410)
Euro	DBAB	Sell	487,651	586,072	12/14/17	7,334	—
Indian Rupee	DBAB	Buy	58,856,000	914,339	12/14/17	—	(21,400)
Euro	BOFA	Sell	7,619,000	9,170,495	12/15/17	127,771	—
Japanese Yen	JPHQ	Sell	36,000,000	330,225	12/18/17	9,166	—
Japanese Yen	MSCO	Sell	100,400,000	925,175	12/18/17	29,776	—
Indian Rupee	CITI	Buy	15,811,000	240,801	12/19/17	—	(1,063)
South Korean Won	HSBK	Sell	5,575,102,732	4,936,559	1/10/18	62,261	—
Japanese Yen	BZWS	Sell	86,450,000	766,044	1/11/18	—	(6,046)
Japanese Yen	DBAB	Sell	160,839,000	1,426,510	1/11/18	—	(9,953)
Japanese Yen	GSCO	Sell	228,991,000	2,028,138	1/11/18	—	(16,995)
Japanese Yen	JPHQ	Sell	608,450,000	5,395,065	1/11/18	—	(39,040)
Japanese Yen	BZWS	Sell	306,400,000	2,705,949	1/16/18	—	(31,262)
Japanese Yen	CITI	Sell	63,300,000	558,921	1/16/18	—	(6,567)
Japanese Yen	HSBK	Sell	209,990,000	1,853,235	1/16/18	—	(22,702)
Japanese Yen	SCNY	Sell	260,930,000	2,353,371	1/22/18	21,614	—
Japanese Yen	DBAB	Sell	63,500,000	571,619	1/24/18	4,101	—
Japanese Yen	DBAB	Sell	242,274,032	2,186,273	1/29/18	20,420	—
Japanese Yen	BZWS	Sell	291,270,000	2,637,837	1/31/18	33,696	—

|19

TEMPLETON GLOBAL INVESTMENT TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Balanced Fund (continued)

Forward Exchange Contracts (continued)

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
Japanese Yen	HSBK	Sell	313,645,839	$2,834,576	1/31/18	$30,380	$—
Japanese Yen	JPHQ	Sell	209,300,000	1,900,973	2/08/18	28,893	—
Japanese Yen	SCNY	Sell	209,310,000	1,905,286	2/08/18	33,117	—
Japanese Yen	BZWS	Sell	209,340,000	1,896,539	2/09/18	24,001	—
Japanese Yen	JPHQ	Sell	209,790,000	1,912,206	2/09/18	35,642	—
Japanese Yen	CITI	Sell	255,214,000	2,324,936	2/13/18	41,566	—
Indian Rupee	JPHQ	Buy	77,306,000	1,186,403	2/15/18	—	(22,080)
Japanese Yen	DBAB	Sell	284,714,000	2,597,637	2/20/18	49,377	—
Japanese Yen	HSBK	Sell	547,340,000	5,030,699	2/22/18	131,345	—
Japanese Yen	JPHQ	Sell	385,615,000	3,559,896	2/22/18	108,176	—
Japanese Yen	DBAB	Sell	126,234,000	1,165,273	2/26/18	35,083	—
Japanese Yen	HSBK	Sell	253,342,000	2,291,651	2/27/18	23,325	—
Japanese Yen	BZWS	Sell	302,200,000	2,803,496	2/28/18	97,569	—
Japanese Yen	DBAB	Sell	228,669,000	2,113,841	2/28/18	66,318	—
Japanese Yen	JPHQ	Sell	608,734,000	5,601,109	2/28/18	150,448	—
Japanese Yen	HSBK	Sell	420,281,000	3,848,375	3/01/18	84,938	—
South Korean Won	GSCO	Sell	5,211,000,000	4,639,010	3/07/18	78,332	—
Australian Dollar	CITI	Sell	10,456,600	7,851,896	3/09/18	—	(330,371)
Mexican Peso	CITI	Buy	197,094,000	9,583,953	3/09/18	973,802	—
Mexican Peso	CITI	Buy	177,301,000	8,580,811	3/12/18	912,409	—
Australian Dollar	JPHQ	Sell	10,063,000	7,446,620	3/13/18	—	(427,343)
Japanese Yen	DBAB	Sell	30,500,000	282,585	3/13/18	9,295	—
Australian Dollar	JPHQ	Sell	17,500,000	13,043,625	3/16/18	—	(649,134)
Japanese Yen	BZWS	Sell	312,460,000	2,850,486	3/19/18	49,832	—
Australian Dollar	JPHQ	Sell	29,027,000	21,789,118	3/20/18	—	(921,963)
South Korean Won	HSBK	Sell	2,734,897,268	2,424,554	3/27/18	30,082	—
Japanese Yen	JPHQ	Sell	59,426,000	530,348	3/30/18	—	(2,621)
Japanese Yen	DBAB	Sell	302,200,000	2,783,483	4/13/18	70,976	—
Japanese Yen	BOFA	Sell	540,647,250	4,852,771	5/18/18	—	(9,838)
Japanese Yen	CITI	Sell	488,778,900	4,384,591	5/18/18	—	(11,512)
Japanese Yen	BOFA	Sell	539,529,250	4,914,305	5/21/18	60,908	—
Japanese Yen	HSBK	Sell	541,429,400	4,942,304	5/21/18	71,814	—
Japanese Yen	BOFA	Sell	540,995,000	4,957,799	5/22/18	90,935	—
Japanese Yen	JPHQ	Sell	149,426,000	1,369,405	5/22/18	25,148	—
Japanese Yen	BOFA	Sell	366,311,000	3,354,496	5/25/18	58,541	—
Japanese Yen	HSBK	Sell	618,650,000	5,762,925	6/18/18	188,753	—
Japanese Yen	DBAB	Sell	617,700,000	5,695,397	6/19/18	129,462	—
Japanese Yen	CITI	Sell	487,440,000	4,462,510	6/20/18	70,059	—
Japanese Yen	DBAB	Sell	618,770,000	5,642,623	6/22/18	66,076	—
Total Forward Exchange Contracts						$6,266,362	$(6,998,985)
Net unrealized appreciation (depreciation)							$(732,623)

[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

|20

TEMPLETON GLOBAL INVESTMENT TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Balanced Fund (continued)

At September 30, 2017, the Fund had the following interest rate swap contracts outstanding. See Note 3.

Interest Rate Swap Contracts
				Value/
				Unrealized
	Payment	Maturity	Notional	Appreciation
Description	Frequency	Date	Amount	(Depreciation)
Centrally Cleared Swap Contracts
Receive Floating rate 3-month USD LIBOR	Quarterly
Pay Fixed rate 0.926%	Semi-Annual	10/17/17	$43,150,000	$(55,749)
Receive Floating rate 3-month USD LIBOR	Quarterly
Pay Fixed rate 2.775%	Semi-Annual	10/04/23	1,690,000	(84,334)
Receive Floating rate 3-month USD LIBOR	Quarterly
Pay Fixed rate 2.795%	Semi-Annual	10/04/23	1,690,000	(86,410)
Receive Floating rate 3-month USD LIBOR	Quarterly
Pay Fixed rate 2.765%	Semi-Annual	10/07/23	1,690,000	(83,071)
Receive Floating rate 3-month USD LIBOR	Quarterly
Pay Fixed rate 1.914%	Semi-Annual	1/22/25	21,800,000	336,673
Receive Floating rate 3-month USD LIBOR	Quarterly
Pay Fixed rate 1.970%	Semi-Annual	1/23/25	27,250,000	316,619
Receive Floating rate 3-month USD LIBOR	Quarterly
Pay Fixed rate 1.973%	Semi-Annual	1/27/25	16,080,000	184,792
Receive Floating rate 3-month USD LIBOR	Quarterly
Pay Fixed rate 1.937%	Semi-Annual	1/29/25	4,020,000	56,286
Receive Floating rate 3-month USD LIBOR	Quarterly
Pay Fixed rate 1.942%	Semi-Annual	1/30/25	3,400,000	46,515
Receive Floating rate 3-month USD LIBOR	Quarterly
Pay Fixed rate 1.817%	Semi-Annual	2/03/25	5,360,000	167,164
Receive Floating rate 3-month USD LIBOR	Quarterly
Pay Fixed rate 1.982%	Semi-Annual	10/20/25	46,520,000	455,078
Receive Floating rate 3-month USD LIBOR	Quarterly
Pay Fixed rate 3.668%	Semi-Annual	10/04/43	820,000	(191,364)
Receive Floating rate 3-month USD LIBOR	Quarterly
Pay Fixed rate 3.687%	Semi-Annual	10/04/43	820,000	(194,360)
Receive Floating rate 3-month USD LIBOR	Quarterly
Pay Fixed rate 3.675%	Semi-Annual	10/07/43	820,000	(192,316)
Receive Floating rate 3-month USD LIBOR	Quarterly
Pay Fixed rate 2.537%	Semi-Annual	4/13/47	36,200,000	(351,905)
Total Interest Rate Swap Contracts				$323,618

See Abbreviations on page 28.

|21

TEMPLETON GLOBAL INVESTMENT TRUST

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Templeton Global Investment Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of six separate funds two of which are included in this report (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).

2. FINANCIAL INSTRUMENT VALUATION

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.

Investments in open-end mutual funds are valued at the closing NAV.

Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value.

|22

TEMPLETON GLOBAL INVESTMENT TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Funds’ business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

3. DERIVATIVE FINANCIAL INSTRUMENTS

Certain or all Funds invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Funds include failure of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Funds of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for OTC derivatives, if any, is held in segregated

|23

TEMPLETON GLOBAL INVESTMENT TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

3. DERIVATIVE FINANCIAL INSTRUMENTS (continued)

accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds’ investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

At September 30, 2017, the Funds received United Kingdom Treasury Bonds as collateral for derivatives, as follows:

Templeton Global Balanced Fund $702,463

Certain or all Funds entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.

Certain or all Funds entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps). For centrally cleared interest rate swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized.

Certain or all Funds purchased or wrote OTC option contracts primarily to manage and/or gain exposure to equity price risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium received or paid and the cost to close the position is recorded as a realized gain or loss.

Certain or all Funds invest in value recovery instruments (VRI) primarily to gain exposure to growth risk. Periodic payments from VRI are dependent on established benchmarks for underlying variables. VRI has a notional amount, which is used to calculate amounts of payments to holders. Payments are recorded upon receipt as realized gains. The risks of investing in VRI include growth risk, liquidity, and the potential loss of investment.

The following Funds have invested in derivatives during the period.

Templeton Emerging Markets Balanced Fund – Forwards, swaps and VRI

Templeton Global Balanced Fund – Forwards, swaps, VRI and options

4. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

|24

TEMPLETON GLOBAL INVESTMENT TRUST
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

5. RESTRICTED SECURITIES

At September 30, 2017, investments in restricted securities, excluding certain securities exempt from registration under the Securities Act of 1933 deemed to be liquid, were as follows:

Principal
Amount*/
Shares/			Acquisition
Warrants		Issuer	Date	Cost	Value
Templeton Emerging Markets Balanced Fund
84		Edcon Holdings Ltd., F wts., 2/20/49	11/27/2015	$1	$—
1,503,436		Edcon Holdings Ltd., F1 wts., 2/20/49	11/27/2015	15,930	—
121,748		Edcon Holdings Ltd., F2 wts., 2/20/49	11/27/2015	1,290	—
1,390,834		Holdco 2, A	10/11/11 - 2/01/17	8,179	1,026
437,269		Holdco 2, B	2/01/17	325	323
103,859		K2016470219 South Africa Ltd., senior secured note, 144A, PIK,
		3.00%, 12/31/22	10/11/11 - 6/30/17	150,901	4,124
37,437	EUR	K2016470219 South Africa Ltd., senior secured note, 144A, PIK,
		8.00%, 12/31/22	2/01/17 - 6/30/17	21,530	5,422
51,656		K2016740260 South Africa Ltd., senior secured note, 144A, PIK,
		25.00%, 12/31/22	2/01/17 - 6/30/17	48,544	45,001
		Total Restricted Securities (Value is 0.1% of Net Assets)		$246,700	$55,896
Templeton Global Balanced Fund
4,441		Edcon Holdings Ltd., F wts., 2/20/49	11/27/15	$47	$—
79,464,087		Edcon Holdings Ltd., F1 wts., 2/20/49	11/27/15	841,962	—
6,435,002		Edcon Holdings Ltd., F2 wts., 2/20/49	11/27/15	68,182	—
32,900,733		Holdco 2, A	2/08/13 - 2/01/17	81,025	24,284
4,646,498		Holdco 2, B	2/01/17	3,450	3,430
2,456,800		K2016470219 South Africa Ltd., senior secured note, 144A, PIK,
		3.00%, 12/31/22	2/08/13 - 6/30/17	1,603,137	97,549
1,978,948	EUR	K2016470219 South Africa Ltd., senior secured note, 144A, PIK,
		8.00%, 12/31/22	2/01/17 - 6/30/17	1,138,370	286,634
548,903		K2016740260 South Africa Ltd., senior secured note, 144A, PIK,
		25.00%, 12/31/22	2/01/17 - 6/30/17	546,273	478,181
		Total Restricted Securities (Value is 0.0%† of Net Assets)		$4,282,446	$890,078

*In U.S. dollars unless otherwise indicated.
†Rounds to less than 0.1% of net assets.

6. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended September 30, 2017, investments in affiliated management investment companies were as follows:

								Net Change
	Number of			Number of				in
	Shares Held			Shares	Value			Unrealized
	at Beginning	Gross	Gross	Held at End	at End	Dividend	Realized	Appreciation
	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss) (Depreciation)

Templeton Emerging Markets Balanced Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money
Market Portfolio, 0.67%	763,605	11,801,809	(9,520,386)	3,045,028	$3,045,028	$8,356	$—	$—

Templeton Global Balanced Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money
Market Portfolio, 0.67%	93,720,049	452,057,523	(378,278,876)	167,498,696	$167,498,696	$424,640	$—	$—

|25

TEMPLETON GLOBAL INVESTMENT TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

7. INVESTMENTS IN FT HOLDINGS CORPORATION IV (FT Subsidiary)

Templeton Global Balanced Fund invests in certain financial instruments through its investment in the FT Subsidiary. The FT subsidiary is a Delaware Corporation, is a wholly-owned subsidiary of the Fund, and is able to invest in certain financial instruments consistent with the investment objective of the Fund. At September 30, 2017, the FT subsidiary’s investment, Turtle Bay Resort, is reflected in the Fund’s Consolidated Statement of Investments.

8. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of September 30, 2017, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3		Total
Templeton Emerging Markets Balanced Fund
Assets:
Investments in Securities:
Equity Investments:[a]
South Africa	$1,505,242	$—	$1,349	[b]	$1,506,591
All Other Equity Investments[c]	19,246,759	—	—[b]		19,246,759
Participatory Notes	—	113,738	—		113,738
Corporate Bonds and Notes	—	236,662	—		236,662
Foreign Government and Agency Securities	—	10,876,205	—		10,876,205
Short Term Investments	3,045,028	2,969,722	—		6,014,750
Total Investments in Securities	$23,797,029	$14,196,327	$1,349		$37,994,705

Other Financial Instruments:
Forward Exchange Contracts	$—	$168,958	$—		$168,958
Swap Contracts.	—	34,611	—		34,611
Total Other Financial Instruments	$—	$203,569	$—		$203,569

Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$—	$91,222	$—		$91,222
Swap Contracts.	—	21,363	—		21,363
Total Other Financial Instruments	$—	$112,585	$—		$112,585

|26

TEMPLETON GLOBAL INVESTMENT TRUST
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

	Level 1	Level 2	Level 3		Total
Templeton Global Balanced Fund
Assets:
Investments in Securities:
Equity Investments:[a]
South Africa	$—	$—	$27,714	[b]	$27,714
United States	312,749,015	358,787	7,383,678		320,491,480
All Other Equity Investments[c]	835,525,655	—	—		835,525,655
Equity-Linked Securities	—	48,068,208	—		48,068,208
Corporate Bonds and Notes	—	4,133,982	—		4,133,982
Foreign Government and Agency Securities	—	369,829,150	—		369,829,150
Escrows and Litigation Trusts	—	—	—[b]		—
Short Term Investments	167,498,696	30,425,085	—		197,923,781
Total Investments in Securities	$1,315,773,366	$452,815,212	$7,411,392		$1,775,999,970

Other Financial Instruments:
Forward Exchange Contracts	$—	$6,266,362	$—		$6,266,362
Swap Contracts.	—	1,563,127	—		1,563,127
Total Other Financial Instruments	$—	$7,829,489	$—		$7,829,489

Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$—	$6,998,985	$—		$6,998,985
Swap Contracts.	—	1,239,509	—		1,239,509
Total Other Financial Instruments	$—	$8,238,494	$—		$8,238,494

aIncludes common, preferred and convertible preferred stocks as well as other equity investments.
bIncludes securities determined to have no value at September 30, 2017.
cFor detailed categories, see the accompanying Statements of Investments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period.

9. NEW ACCOUNTING PRONOUNCEMENTS

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities acquired at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities acquired at a discount, which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

10. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

|27

TEMPLETON GLOBAL INVESTMENT TRUST
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

Abbreviations

Counterparty		Currency		Selected Portfolio
BOFA	Bank of America Corp.	ARS	Argentine Peso	ADR	American Depositary Receipt
BZWS	Barclays Bank PLC	BRL	Brazilian Real	FRN	Floating Rate Note
CITI	Citigroup, Inc.	COP	Colombian Peso	GDP	Gross Domestic Product
DBAB	Deutsche Bank AG	EGP	Egyptian Pound	GDR	Global Depositary Receipt
GSCO	The Goldman Sachs Group, Inc.	EUR	Euro	IDR	International Depositary Receipt
HSBK	HSBC Bank PLC	GHS	Ghanaian Cedi	LIBOR	London InterBank Offered Rate
JPHQ	JP Morgan Chase & Co.	IDR	Indonesian Rupiah	PIK	Payment-In-Kind
MSCO	Morgan Stanley	INR	Indian Rupee	VRI	Value Recovery Instrument
SCNY	Standard Chartered Bank	KRW	South Korean Won
UBSW	UBS AG	MXN	Mexican Peso
		PEN	Peruvian Nuevo Sol
		PHP	Philippine Peso
		RSD	Serbian Dinar
		USD	United States Dollar
		ZAR	South African Rand

For additional information on the Funds’ significant accounting policies, please refer to the Funds’ most recent semiannual or annual shareholder report.

|28

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Templeton Global Investment Trust

By /s/MATTHEW T. HINKLE

      Matthew T. Hinkle

      Chief Executive Officer –

Finance and Administration

Date November 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/MATTHEW T. HINKLE

      Matthew T. Hinkle

      Chief Executive Officer –

Finance and Administration

Date November 27, 2017

By /s/ ROBERT G. KUBILIS

      Robert G. Kubilis

Chief Financial Officer and

 Chief Accounting Officer

Date November 27, 2017